UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-03364

                             MAXIM SERIES FUND, INC.
               (Exact name of registrant as specified in charter)

             8515 E. Orchard Road, Greenwood Village, Colorado 80111
                    (Address of principal executive offices)

                                  W.T. McCallum
                      President and Chief Executive Officer
                   Great-West Life & Annuity Insurance Company
                              8515 E. Orchard Road
                        Greenwood Village, Colorado 80111
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 737-3000

                      Date of fiscal year end: December 31

                   Date of reporting period: December 31, 2004

ITEM 1.  REPORTS TO STOCKHOLDERS



                             MAXIM SERIES FUND, INC.

                           Maxim Value Index Portfolio

                                  Annual Report

                                December 31, 2004

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of any Portfolio of Maxim Series Fund, Inc. Such offering is made only by the prospectus(es) of Maxim Series Fund, Inc., which include details as to offering price and other information.

Maxim Value Index Portfolio

The S&P/BARRA Value Index had a total return of 15.70% for the year ending December 31, 2004. The index benefited from its relative overexposure to Financials and Energy stocks. Among the ten largest components of the Index, Oil Companies Chevron Texaco and Exxon Mobil rose 35.1% and 28.0%, respectively, for the one-year period. Financial stocks Banc of America and JP Morgan both increased returning 28.6% and 10.0% respectively. The largest gainer of the twelve-month period was chemicals company Monsanto, which returned 96.1%. Notably, two of the largest S&P 500 index components moved between style indexes in 2004. Exxon Mobil, one of the best performing Value stocks, was moved to the Growth index in December. At the same time, the Value index inherited Pfizer, one of the worst performing names in the S&P 500, down 22.3% for the year.



                   Maxim Value Index      S&P/BARRA
                       Portfolio         Value Index

   12/01/1993          10,000.00          10,000.00
   12/31/1995          13,680.00          13,700.00
   12/31/1996          16,502.18          16,708.10
   12/31/1997          22,126.13          21,710.57
   12/31/1998          25,329.99          24,893.94
   12/31/1999          28,215.08          28,061.20
   12/31/2000          29,727.41          29,767.32
   12/31/2001          26,059.04          26,281.57
   12/31/2002          20,466.77          20,801.86
   12/31/2003          26,692.77          27,415.10
   12/31/2004          30,704.69          31,704.64


Maxim Value Index Portfolio
Total Return -

One Year:                  15.03%
Five Year:                 1.71%
Ten Year:                  11.88%


Portfolio Inception:       12/1/93

This graph, prepared in accordance with SEC regulations, compares a $10,000 investment in the Maxim Value Index Portfolio, made at its inception, with the performance of the S&P/BARRA Value Index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Shareholders and Board of Directors of Maxim Series Fund, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Value Index Portfolio of the Maxim Series Fund, Inc. (the "Fund") as of December 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Value Index Portfolio of the Maxim Series Fund, Inc. as of December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Deloitte & Touche LLP

February 14, 2005

MAXIM SERIES FUND, INC.
Financial Statements and Financial Highlights for the Years
Ended December 31, 2004 and 2003

Maxim Value Index Portfolio

MAXIM SERIES FUND, INC.

MAXIM VALUE INDEX PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2004

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
ASSETS:
      Investments in securities, market value  (1)                                                   $         32,689,696
      Cash                                                                                                         15,139
      Dividends receivable                                                                                         36,326
      Subscriptions receivable                                                                                     61,101
                                                                                                       -------------------
                                                                                                       -------------------

      Total assets                                                                                             32,802,262
                                                                                                       -------------------
                                                                                                       -------------------

LIABILITIES:
      Due to investment adviser                                                                                    16,340
      Redemptions payable                                                                                          17,669
      Variation margin on futures contracts                                                                           750
                                                                                                       -------------------
                                                                                                       -------------------

      Total liabilities                                                                                            34,759
                                                                                                       -------------------
                                                                                                       -------------------

NET ASSETS                                                                                           $         32,767,503
                                                                                                       ===================
                                                                                                       ===================

NET ASSETS REPRESENTED BY:
      Capital stock, $.10 par value                                                                  $            227,721
      Additional paid-in capital                                                                              124,255,425
      Net unrealized appreciation on investments and futures contracts                                          7,047,535
      Accumulated net realized loss on investments and futures contracts                                      (98,763,178)
                                                                                                       -------------------
                                                                                                       -------------------

NET ASSETS                                                                                           $         32,767,503
                                                                                                       ===================
                                                                                                       ===================

NET ASSET VALUE PER OUTSTANDING SHARE                                                                $              14.39
                                                                                                       ===================
                                                                                                       ===================
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
      Authorized                                                                                              150,000,000
      Outstanding                                                                                               2,277,214

(1)  Cost of investments in securities:                                                              $         25,655,286

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM VALUE INDEX PORTFOLIO
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2004
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME:
     Interest                                                                                         $            7,208
     Dividends                                                                                                   625,952
                                                                                                        -----------------
                                                                                                        -----------------

     Total income                                                                                                633,160
                                                                                                        -----------------
                                                                                                        -----------------

EXPENSES:
     Management fees                                                                                             183,661
                                                                                                        -----------------
                                                                                                        -----------------

NET INVESTMENT INCOME                                                                                            449,499
                                                                                                        -----------------
                                                                                                        -----------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized gain on investments                                                                          1,842,122
     Net realized gain on futures contracts                                                                       67,202
     Change in net unrealized appreciation on investments                                                      1,945,055
     Change in net unrealized appreciation on futures contracts                                                    1,325
                                                                                                        -----------------
                                                                                                        -----------------

     Net realized and unrealized gain on investments and futures contracts                                     3,855,704
                                                                                                        -----------------
                                                                                                        -----------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                  $        4,305,203
                                                                                                        =================
                                                                                                        =================

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM VALUE INDEX PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2004 AND 2003

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

                                                                                         2004                2003
                                                                                    ----------------    ---------------
                                                                                    ----------------    ---------------

INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
     Net investment income                                                        $         449,499   $      1,069,136
     Net realized gain (loss) on investments                                              1,842,122        (8,744,658)
     Net realized gain on futures contracts                                                  67,202            108,884
     Change in net unrealized appreciation on investments                                 1,945,055         24,361,406
     Change in net unrealized appreciation on futures contracts                               1,325             16,425
                                                                                    ----------------    ---------------
                                                                                    ----------------    ---------------

     Net increase in net assets resulting from operations                                 4,305,203         16,811,193
                                                                                    ----------------    ---------------
                                                                                    ----------------    ---------------

DISTRIBUTIONS TO SHAREHOLDERS:
     From net investment income                                                           (446,653)        (1,081,748)
                                                                                    ----------------    ---------------
                                                                                    ----------------    ---------------

SHARE TRANSACTIONS:
     Net proceeds from sales of shares                                                   13,149,677         31,237,852
     Reinvestment of distributions                                                          446,653          1,081,748
     Redemptions of shares                                                             (14,996,262)       (95,604,973)
                                                                                    ----------------    ---------------
                                                                                    ----------------    ---------------

     Net decrease in net assets resulting from share transactions                       (1,399,932)       (63,285,373)
                                                                                    ----------------    ---------------
                                                                                    ----------------    ---------------

     Total increase (decrease) in net assets                                              2,458,618       (47,555,928)

NET ASSETS:
     Beginning of period                                                                 30,308,885         77,864,813
                                                                                    ----------------    ---------------
                                                                                    ----------------    ---------------

     End of period  (1)                                                           $      32,767,503   $     30,308,885
                                                                                    ================    ===============
                                                                                    ================    ===============

OTHER INFORMATION:

SHARES:
     Sold                                                                                 1,004,128          2,863,254
     Issued in reinvestment of distributions                                                 32,693             93,134
     Redeemed                                                                           (1,147,236)        (8,380,001)
                                                                                    ----------------    ---------------
                                                                                    ----------------    ---------------

     Net decrease                                                                         (110,415)        (5,423,613)
                                                                                    ================    ===============
                                                                                    ================    ===============

(1) Including undistributed net investment income                                 $                   $

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM VALUE INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

                                                                             Year Ended December 31,
                                                ---------------------------------------------------------------------------
                                                ---------------------------------------------------------------------------
                                                    2004            2003          2002 ~          2001 ~         2000 ~
                                                --------------   ------------   ------------   -------------   ------------
                                                --------------   ------------   ------------   -------------   ------------
Net Asset Value, Beginning of Period          $         12.69  $        9.97          12.96  $        16.45  $       18.04

Income from Investment Operations

Net investment income                                    0.20           0.29           0.14            0.18           0.23
Net realized and unrealized gain (loss)                  1.70           2.72          (2.99)          (2.28)          0.66
                                                --------------   ------------   ------------   -------------   ------------
                                                --------------   ------------   ------------   -------------   ------------

Total Income (Loss) From
     Investment Operations                               1.90           3.01          (2.85)          (2.10)          0.89
                                                --------------   ------------   ------------   -------------   ------------
                                                --------------   ------------   ------------   -------------   ------------

Less Distributions

From net investment income                              (0.20)         (0.29)         (0.14)          (0.18)         (0.23)
From net realized gains                                                                               (1.21)         (2.25)
                                                --------------   ------------   ------------   -------------   ------------
                                                --------------   ------------   ------------   -------------   ------------

Total Distributions                                     (0.20)         (0.29)         (0.14)          (1.39)         (2.48)
                                                --------------   ------------   ------------   -------------   ------------
                                                --------------   ------------   ------------   -------------   ------------

Net Asset Value, End of Period                $         14.39  $       12.69           9.97  $        12.96  $       16.45
                                                ==============   ============   ============   =============   ============
                                                ==============   ============   ============   =============   ============


Total Return                                           15.03%         30.42%        (21.46%)        (12.34%)         5.36%

Net Assets, End of Period ($000)              $        32,768  $      30,309         77,865  $      301,286  $     378,498

Ratio of Expenses to Average Net Assets                 0.60%          0.60%          0.60%           0.60%          0.60%

Ratio of Net Investment Income to
     Average Net Assets                                 1.47%          1.56%          1.36%           1.15%          1.32%

Portfolio Turnover Rate                                29.72%         29.57%         27.77%          49.44%         53.18%


 ~ Adjusted for 1:10 reverse stock split that occurred on November 7, 2002.


See notes to financial statements.

MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2004
--------------------------------------------------------------------------------

1. ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES
        Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of thirty-four portfolios. Interests in the Maxim Value Index Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek investment results that track the total return of the common stocks that comprise the Standard & Poor's/BARRA Value Index. The Portfolio is nondiversified as defined in the 1940 Act. The Portfolio is available only as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Financial, and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Financial provide administrative services and for the Maxim Profile Portfolios.

        The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

        Security Valuation

        Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost. Equity securities are valued at the last sale price as of the close of business of the principal exchange. If the closing price is not available, the current bid will be used. The Portfolio utilizes the "NASDAQ Official Closing Price" for securities principally traded on the NASDAQ National Market System. Fixed income and other securities are valued by independent pricing services approved by the Board of Directors. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

        Financial Futures Contracts

        The Portfolio may invest in financial futures contracts as a substitute for a comparable market position in the underlying securities. Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as "variation margin", are made or received by the Portfolio each day, depending on the daily fluctuations in the fair value of the underlying security. Changes in the value of open futures contracts are recorded in the Statement of Operations as unrealized appreciation (depreciation) on futures contracts. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

        Dividends

        Dividends from net investment income of the Portfolio are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

        Security Transactions

        Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on the basis of the first-in, first-out method (FIFO).

        Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

        Federal Income Taxes

        For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

        Classification of Distributions to Shareholders

        The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

2. INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

        The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.60% of the average daily net assets of the Portfolio. The management fee encompasses fund operation expenses.

        Greenwood Investments, LLC, a wholly-owned subsidiary of GWL&A, is the principal underwriter to distribute and market the Portfolio. Financial Administrative Services Corporation, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

        As of December 31, 2004, there were 35 funds for which the Directors served as Directors, thirty-four of which were Portfolios of the Fund. The total compensation paid to the independent directors with respect to all funds for which they serve as Directors was $92,250 for the year ended December 31, 2004. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3. PURCHASES & SALES OF INVESTMENT SECURITIES

        For the year ended December 31, 2004, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $8,941,619 and $10,327,886 respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

4. UNREALIZED APPRECIATION (DEPRECIATION)

        At December 31, 2004, the U.S. Federal income tax cost basis was $35,092,802. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $3,974,514 and gross depreciation of securities in which there was an excess of tax cost over value of $6,377,620 resulting in net depreciation of $2,403,106.

5. FUTURES CONTRACTS

        As of December 31, 2004, the Portfolio had 3 open S&P 500 long futures contracts. The contracts expire in March 2005 and the Portfolio has recorded unrealized appreciation of $13,125.

6. DISTRIBUTIONS TO SHAREHOLDERS

       The tax character of distributions paid during the years ended December 31, 2004 and 2003 were from ordinary income in the amount of $446,653 and 1,081,748, respectively.

       As of December 31, 2004, the components of distributable earnings on a tax basis were as follows:

      Undistributed ordinary income                                                                            0
      Undistributed capital gains                                                                              0
                                                                                                  ---------------
                                                                                                  ---------------
      Net accumulated earnings                                                                                 0
                                                                                                  ---------------
                                                                                                  ---------------

      Net unrealized depreciation on investments                                                     (2,403,106)
      Capital loss carryforwards                                                                    (89,312,537)
      Post-October losses                                                                                      0
                                                                                                  ---------------
                                                                                                  ---------------
      Total accumulated loss on investments                                                         (91,715,643)
                                                                                                  ===============


        Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. The differences between book basis and tax basis are primarily due to tax deferral of losses on wash sales and capital loss carryforwards. For the year ended December 31, 2004 the Portfolio reclassified $12,644 from paid-in capital to undistributed net investment income and $15,490 from undistributed net investment income to accumulated net realized loss on investments. These adjustments have no impact on net assets or the results of operations. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

        At December 31, 2004, the Portfolio had available for federal income tax purposes unused capital loss carryforwards of $70,339,434, $15,014,977 and $3,958,126, expiring in the years 2010, 2011 and 2012, respectively.

7. REVERSE STOCK SPLIT

       During 2002, the Fund's Board of Directors approved a 1 for 10 reverse stock split effective November 7, 2002, which caused the net asset value per share to increase by a factor of 10 as a result of a corresponding decrease in shares outstanding. Accordingly, all share information in the Financial Highlights prior to 2002 has been restated to reflect the reverse stock split. The reverse stock split had no impact on total return, net assets, ratios, or portfolio turnover rates presented in the Financial Highlights.

8. TAX INFORMATION (unaudited)

       Dividends paid by the Portfolio from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2004, 100% qualifies for the dividend received deduction available to the Portfolio's corporate shareholders.

Maxim Series Fund, Inc.

Maxim Value Index Portfolio
Schedule of Investments
December 31, 2004

COMMON STOCK

Shares                                                                 Value ($)
--------------------------------------------------------------------------------

AEROSPACE & DEFENSE --- 1.76%
      1,129 General Dynamics Corp                                        118,093
        665 Goodrich Corp                                                 21,706
      4,792 Honeywell International Inc                                  169,685
        700 L-3 Communications Holdings Inc                               51,268
      2,126 Northrop Grumman Corp                                        115,569
      2,530 Raytheon Co                                                   98,240
                                                                        $574,561
AGRICULTURE --- 0.50%
      3,657 Archer-Daniels-Midland Co                                     81,588
      1,453 Monsanto Co                                                   80,714
                                                                        $162,302
AIR FREIGHT --- 0.59%
      1,764 FedEx Corp                                                   173,736
        362 Ryder System Inc                                              17,293
                                                                        $191,029
AIRLINES --- 0.21%
      4,296 Southwest Airlines Co                                         69,939
                                                                         $69,939
AUTO PARTS & EQUIPMENT --- 0.38%
        343 Cooper Tire & Rubber Co                                        7,392
        781 Dana Corp                                                     13,535
      3,100 Delphi Corp                                                   27,962
      1,058 Johnson Controls Inc                                          67,120
        677 Visteon Corp                                                   6,614
                                                                        $122,623
AUTOMOBILES --- 0.85%
     10,245 Ford Motor Co                                                149,987
      3,172 General Motors Corp                                          127,070
                                                                        $277,057
BANKS --- 11.61%
      1,924 AmSouth Bancorp                                               49,832
      3,098 BB&T Corp                                                    130,271
     22,694 Bank of America Corp (1)                                   1,066,451
      1,008 Comerica Inc                                                  61,508
        700 Compass Bancshares Inc                                        34,069
      3,200 Fifth Third Bancorp                                          151,296
        741 First Horizon National Corp                                   31,945
      1,289 Huntington Bancshares Inc                                     31,941
      2,267 KeyCorp                                                       76,851
        700 M&T Bank Corp                                                 75,488
      1,221 Marshall & Ilsley Corp                                        53,968
      3,756 National City Corp                                           141,038
      2,600 North Fork Bancorp Inc                                        75,010
      1,610 PNC Financial Services Group                                  92,478
      2,646 Regions Financial Corp                                        94,171
      2,060 SunTrust Banks Inc                                           152,193
      1,700 Synovus Financial Corp                                        48,586
     10,462 US Bancorp                                                   327,670
      9,047 Wachovia Corp (1)                                            475,872
      9,502 Wells Fargo & Co (1)                                         590,549
        512 Zions Bancorp                                                 34,831
                                                                      $3,796,018
BIOTECHNOLOGY --- 0.56%
      1,050 Applera Corp Applied Biosystems Group                         21,956
      1,900 Biogen Idec Inc*                                             126,559
      1,000 Chiron Corp*                                                  33,330
                                                                        $181,845
BROADCAST/MEDIA --- 1.76%
      3,259 Clear Channel Communications Inc                             109,144
     12,453 Comcast Corp*                                                414,436
      1,800 Univision Communications Inc Class A*                         52,686
                                                                        $576,266
BUILDING MATERIALS --- 0.39%
      2,560 Masco Corp                                                    93,517
        596 Vulcan Materials Co                                           32,548
                                                                        $126,065
CHEMICALS --- 0.78%
      1,246 Air Products & Chemicals Inc                                  72,231
        493 Eastman Chemical Co                                           28,461
        644 Engelhard Corp                                                19,751
        285 Great Lakes Chemical Corp                                      8,120
      1,015 PPG Industries Inc                                            69,182
      1,283 Rohm & Haas Co                                                56,747
                                                                        $254,492
COMMUNICATIONS - EQUIPMENT --- 1.14%
      4,472 ADC Telecommunications Inc*                                   11,985
        847 Andrew Corp*                                                  11,545
      3,127 CIENA Corp*                                                   10,444
      1,124 Comverse Technology Inc*                                      27,482
      8,098 JDS Uniphase Corp*                                            25,671
     13,685 Motorola Inc                                                 235,382
        827 Scientific-Atlanta Inc                                        27,299
      2,524 Tellabs Inc*                                                  21,681
                                                                        $371,489
COMPUTER HARDWARE & SYSTEMS --- 2.11%
     13,400 EMC Corp*                                                    199,258
     16,901 Hewlett-Packard Co                                           354,414
        506 NCR Corp*                                                     35,030
     18,914 Sun Microsystems Inc*                                        101,757
                                                                        $690,459
COMPUTER SOFTWARE & SERVICES --- 1.54%
        700 Affiliated Computer Services Inc Class A*                     42,133
      1,201 BMC Software Inc*                                             22,339
      1,100 Computer Sciences Corp*                                       62,007
      2,170 Compuware Corp*                                               14,040
        780 Convergys Corp*                                               11,692
      2,827 Electronic Data Systems Corp                                  65,304
      1,050 Fiserv Inc*                                                   42,200
      2,100 Novell Inc*                                                   14,175
      2,112 PeopleSoft Inc*                                               55,926
        682 Sabre Holdings Corp                                           15,113
      2,803 Siebel Systems Inc*                                           29,432
      1,552 SunGard Data Systems Inc*                                     43,968
      1,800 Unisys Corp*                                                  18,324
      2,300 VERITAS Software Corp*                                        65,665
                                                                        $502,318
CONGLOMERATES --- 1.42%
        825 Textron Inc                                                   60,885
     11,317 Tyco International Ltd                                       404,470
                                                                        $465,355
CONTAINERS --- 0.12%
        612 Bemis Co Inc                                                  17,803
        320 Temple-Inland Inc                                             21,888
                                                                         $39,691
COSMETICS & PERSONAL CARE --- 0.08%
        522 Alberto-Culver Co Class B                                     25,354
                                                                         $25,354
DISTRIBUTORS --- 0.24%
      1,006 Genuine Parts Co                                              44,324
        503 WW Grainger Inc                                               33,510
                                                                         $77,834
ELECTRIC COMPANIES --- 3.56%
        738 Allegheny Energy Inc*                                         14,546
      1,146 Ameren Corp                                                   57,460
      2,172 American Electric Power Co Inc                                74,586
      1,023 Cinergy Corp                                                  42,587
      1,402 Consolidated Edison Inc                                       61,338
        979 DTE Energy Co                                                 42,224
      1,835 Edison International                                          58,775
      1,254 Entergy Corp                                                  84,758
      3,712 Exelon Corp                                                  163,588
      1,100 FPL Group Inc                                                 82,225
      1,849 FirstEnergy Corp                                              73,054
      2,227 PG&E Corp*                                                    74,115
      1,039 PPL Corp                                                      55,358
        472 Pinnacle West Capital Corp                                    20,962
      1,367 Progress Energy Inc                                           61,843
      6,000 Progress Energy Inc @ (CVO)*                                       0
      4,129 Southern Co                                                  138,404
      1,113 TECO Energy Inc                                               17,073
      2,206 Xcel Energy Inc                                               40,149
                                                                      $1,163,045
ELECTRONIC INSTRUMENT & EQUIP --- 0.78%
      2,700 Agilent Technologies Inc*                                     65,070
      1,067 American Power Conversion Corp                                22,834
        521 Cooper Industries Inc                                         35,371
      1,103 Jabil Circuit Inc*                                            28,215
      1,026 Molex Inc                                                     30,780
        389 Power-One Inc*                                                 3,470
      2,834 Sanmina - SCI Corp*                                           24,004
      5,400 Solectron Corp*                                               28,782
        508 Tektronix Inc                                                 15,347
                                                                        $253,873
ELECTRONICS - SEMICONDUCTOR --- 2.12%
      2,121 Advanced Micro Devices Inc*                                   46,704
      9,500 Applied Materials Inc*                                       162,450
      1,705 Applied Micro Circuits Corp*                                   7,178
      2,111 Freescale Semiconductor Inc*                                  38,758
      1,100 KLA-Tencor Corp*                                              51,238
      2,144 LSI Logic Corp*                                               11,749
      3,395 Micron Technology Inc*                                        41,928
        900 NVIDIA Corp*                                                  21,204
      2,000 National Semiconductor Corp*                                  35,900
        762 Novellus Systems Inc                                          21,252
      1,000 Teradyne Inc*                                                 17,070
      9,700 Texas Instruments Inc                                        238,814
                                                                        $694,245
FINANCIAL SERVICES --- 12.23%
      4,307 Bank of New York Co Inc                                      143,940
      1,200 CIT Group Inc                                                 54,984
     29,183 Citigroup Inc (1)                                          1,406,037
      3,290 Countrywide Credit Industries Inc                            121,763
      5,500 Fannie Mae (nonvtg)                                          391,655
      1,397 Franklin Resources Inc                                        97,301
      3,884 Freddie Mac                                                  286,251
      1,766 Golden West Financial Corp                                   108,468
     20,077 JPMorgan Chase & Co (1)                                      783,204
      1,294 Janus Capital Group Inc                                       21,752
        560 MGIC Investment Corp                                          38,590
      2,350 Mellon Financial Corp                                         73,109
      1,280 Northern Trust Corp                                           62,182
      1,743 Principal Financial Group                                     71,358
      1,900 Sovereign Bancorp Inc                                         42,845
      1,834 State Street Corp                                             90,086
      4,871 Washington Mutual Inc                                        205,946
                                                                      $3,999,471
FOOD & BEVERAGES --- 0.79%
        204 Adolph Coors Co Class B                                       15,437
      2,600 Coca-Cola Enterprises Inc                                     54,210
      2,862 ConAgra Foods Inc                                             84,286
      2,100 General Mills Inc                                            104,391
                                                                        $258,324
GOLD, METALS & MINING --- 1.22%
      4,901 Alcoa Inc                                                    153,989
      2,453 Newmont Mining Corp                                          108,938
        864 Nucor Corp                                                    45,222
        582 Phelps Dodge Corp                                             57,571
        669 United States Steel Corp                                      34,286
                                                                        $400,006
HEALTH CARE RELATED --- 3.05%
        878 Aetna Inc                                                    109,531
        572 AmericsourceBergen Corp                                       33,565
        778 CIGNA Corp                                                    63,461
      2,400 Cardinal Health Inc                                          139,560
      2,600 Caremark Rx Inc*                                             102,518
      2,400 HCA Inc                                                       95,904
      1,298 Health Management Associates Inc Class A                      29,478
        826 Humana Inc*                                                   24,524
        800 Laboratory Corp of America Holdings*                          39,856
        484 Manor Care Inc                                                17,148
      1,680 McKesson HBOC Inc                                             52,853
      1,504 Medco Health Solutions Inc*                                   62,566
      2,601 Tenet Healthcare Corp*                                        28,559
      1,717 WellPoint Inc*                                               197,455
                                                                        $996,978

HOMEBUILDING --- 0.36%
        722 Centex Corp                                                   43,017
        256 KB Home                                                       26,726
        766 Pulte Corp                                                    48,871
                                                                        $118,614
HOTELS/MOTELS --- 0.99%
      3,555 Carnival Corp                                                204,875
      2,110 Hilton Hotels Corp                                            47,981
      1,210 Starwood Hotels & Resort Worldwide Inc*                       70,664
                                                                        $323,520
HOUSEHOLD GOODS --- 0.21%
      1,009 Leggett & Platt Inc                                           28,686
        357 Snap-on Inc                                                   12,267
        400 Whirlpool Corp                                                27,684
                                                                         $68,637
INSURANCE RELATED --- 8.33%
      1,623 ACE Ltd                                                       69,383
      2,800 AFLAC Inc                                                    111,552
      3,911 Allstate Corp                                                202,277
        598 Ambac Financial Group Inc                                     49,114
     14,646 American International Group Inc (1)                         961,803
      1,765 Aon Corp                                                      42,113
      1,105 Chubb Corp                                                    84,975
        938 Cincinnati Financial Corp                                     41,516
      1,643 Hartford Financial Services Group Inc                        113,876
        754 Jefferson-Pilot Corp                                          39,178
        949 Lincoln National Corp                                         44,299
      1,100 Loews Corp                                                    77,330
        803 MBIA Inc                                                      50,814
      2,900 Marsh & McLennan Cos Inc                                      95,410
      4,233 MetLife Inc                                                  171,479
      1,200 Progressive Corp                                             101,808
      2,940 Prudential Financial Inc                                     161,582
        766 SAFECO Corp                                                   40,016
      3,752 St Paul Travelers Cos Inc                                    139,087
        659 Torchmark Corp                                                37,655
      1,621 UnumProvident Corp                                            29,081
        769 XL Capital Ltd Class A                                        59,713
                                                                      $2,724,061
INVESTMENT BANK/BROKERAGE FIRM --- 2.94%
        575 Bear Stearns Co Inc                                           58,828
      7,550 Charles Schwab Corp                                           90,298
      2,000 E*TRADE Financial Corp*                                       29,900
      1,514 Lehman Brothers Holdings Inc                                 132,445
      5,205 Merrill Lynch & Co Inc                                       311,103
      6,123 Morgan Stanley                                               339,949
                                                                        $962,523
LEISURE & ENTERTAINMENT --- 4.55%
        561 Brunswick Corp                                                27,770
        989 Hasbro Inc                                                    19,167
     14,600 News Corp*                                                   272,436
     25,736 Time Warner Inc*                                             500,308
      9,581 Viacom Inc Class B                                           348,653
     11,444 Walt Disney Co                                               318,143
                                                                      $1,486,477

MACHINERY --- 1.32%
        231 Cummins Inc                                                   19,355
      1,425 Deere & Co                                                   106,020
      1,118 Dover Corp                                                    46,889
        834 Eaton Corp                                                    60,348
        500 ITT Industries Inc                                            42,225
      1,010 Ingersoll-Rand Co                                             81,103
        711 Pall Corp                                                     20,583
        721 Parker-Hannifin Corp                                          54,609
                                                                        $431,132
MEDICAL PRODUCTS --- 0.31%
        291 Bausch & Lomb Inc                                             18,758
        700 Fisher Scientific International Inc*                          43,666
        637 PerkinElmer Inc                                               14,326
        833 Thermo Electron Corp*                                         25,148
                                                                        $101,898
OFFICE EQUIPMENT & SUPPLIES --- 0.28%
      5,300 Xerox Corp*                                                   90,153
                                                                         $90,153
OIL & GAS --- 6.76%
        587 Amerada Hess Corp                                             48,357
      1,378 Anadarko Petroleum Corp                                       89,308
      1,890 Apache Corp                                                   95,577
        428 Ashland Inc                                                   24,987
      2,168 Burlington Resources Inc                                      94,308
     11,888 ChevronTexaco Corp (1)                                       624,239
      3,946 ConocoPhillips                                               342,631
      2,776 Devon Energy Corp                                            108,042
        661 EOG Resources                                                 47,169
      3,530 El Paso Corp                                                  36,712
        886 Kerr-McGee Corp                                               51,202
        751 Kinder Morgan Inc                                             54,921
      1,954 Marathon Oil Corp                                             73,490
        899 Nabors Industries Ltd*                                        46,110
        787 Noble Corp*                                                   39,145
      2,217 Occidental Petroleum Corp                                    129,384
        584 Rowan Cos Inc*                                                15,126
        466 Sunoco Inc                                                    38,077
      1,779 Transocean Inc*                                               75,412
      1,437 Unocal Corp                                                   62,136
      1,400 Valero Energy Corp                                            63,560
      3,112 Williams Cos Inc                                              50,694
                                                                      $2,210,587
PAPER & FOREST PRODUCTS --- 0.95%
      1,407 Georgia-Pacific Corp                                          52,734
      2,734 International Paper Co                                       114,828
        549 Louisiana-Pacific Corp                                        14,680
      1,119 MeadWestvaco Corp                                             37,923
      1,350 Weyerhaeuser Co                                               90,747
                                                                        $310,912
PERSONAL LOANS --- 1.04%
      1,347 Capital One Financial Corp                                   113,431
      7,167 MBNA Corp                                                    202,038
      1,550 Providian Financial Corp*                                     25,529
                                                                        $340,998

PHARMACEUTICALS --- 3.67%
      1,293 King Pharmaceuticals Inc*                                     16,033
      1,500 Mylan Laboratories Inc                                        26,520
     42,300 Pfizer Inc                                                 1,137,447
        633 Watson Pharmaceuticals Inc*                                   20,800
                                                                      $1,200,800

PHOTOGRAPHY/IMAGING --- 0.16%
      1,644 Eastman Kodak Co                                              53,019
                                                                         $53,019
POLLUTION CONTROL --- 0.34%
      1,745 Allied Waste Industries Inc*                                  16,194
      3,162 Waste Management Inc                                          94,670
                                                                        $110,864
PRINTING & PUBLISHING --- 0.73%
      1,458 Gannett Co Inc                                               119,119
      1,241 RR Donnelley & Sons Co                                        43,795
      1,781 Tribune Co                                                    75,051
                                                                        $237,965
RAILROADS --- 1.01%
      2,130 Burlington Northern Santa Fe Corp                            100,770
      1,213 CSX Corp                                                      48,617
      2,215 Norfolk Southern Corp                                         80,161
      1,513 Union Pacific Corp                                           101,749
                                                                        $331,297
REAL ESTATE --- 0.82%
        508 Apartment Investment & Management Co REIT                    19,578
      1,100 Archstone-Smith Trust REIT                                    42,130
      2,231 Equity Office Properties Trust REIT                           64,967
      1,577 Equity Residential REIT                                       57,056
        992 Plum Creek Timber Co Inc REIT                                 38,132
      1,050 ProLogis Trust REIT                                           45,497
                                                                        $267,360
RESTAURANTS --- 0.85%
        818 Darden Restaurants Inc                                        22,691
      7,104 McDonald's Corp                                              227,754
        670 Wendy's International Inc                                     26,304
                                                                        $276,749
RETAIL --- 3.02%
      2,046 Albertson's Inc                                               48,858
      1,464 AutoNation Inc*                                               28,123
        555 Big Lots Inc*                                                  6,732
      2,287 CVS Corp                                                     103,075
      1,057 Circuit City Stores Inc - CarMax Group                        16,531
      2,639 Costco Wholesale Corp                                        127,754
        384 Dillard's Inc                                                 10,318
        917 Federated Department Stores Inc                               52,993
      1,629 JC Penney Co Inc                                              67,441
      1,900 Kohl's Corp*                                                  93,423
      4,069 Kroger Co*                                                    71,370
      2,221 Limited Brands Inc                                            51,127
      1,576 May Department Stores Co                                      46,334
        840 Nordstrom Inc                                                 39,253
      1,733 Office Depot Inc*                                             30,085
        445 OfficeMax Inc*                                                13,964
        706 SUPERVALU Inc                                                 24,371
      2,501 Safeway Inc*                                                  49,370
      1,126 Sears Roebuck & Co                                            57,460
        800 Tiffany & Co                                                  25,576
      1,174 Toys R Us Inc*                                                24,032
                                                                        $988,190
SHOES --- 0.04%
        329 Reebok International Ltd                                      14,476
                                                                         $14,476
SPECIALIZED SERVICES --- 0.51%
      5,834 Cendant Corp                                                 136,399
      2,352 Interpublic Group of Cos Inc*                                 31,517
                                                                        $167,916
TELEPHONE & TELECOMMUNICATIONS --- 5.63%
      1,752 ALLTEL Corp                                                  102,948
      4,426 AT&T Corp                                                     84,360
     10,255 BellSouth Corp                                               284,986
        788 CenturyTel Inc                                                27,950
      1,813 Citizens Communications Co                                    25,001
     18,663 SBC Communications Inc (1)                                   480,946
      8,231 Sprint Corp                                                  204,540
     15,550 Verizon Communications (1)                                   629,931
                                                                      $1,840,662
TEXTILES --- 0.26%
        639 Jones Apparel Group Inc                                       23,368
        616 Liz Claiborne Inc                                             26,001
        626 VF Corp                                                       34,668
                                                                         $84,037
TOBACCO --- 0.21%
        864 Reynolds American Inc                                         67,910
                                                                         $67,910
UTILITIES --- 1.64%
        999 CMS Energy Corp*                                              10,440
      2,914 Calpine Corp*                                                 11,481
        986 Constellation Energy Group                                    43,098
      1,876 Dominion Resources Inc                                       127,080
      5,335 Duke Energy Corp                                             135,082
      2,134 Dynegy Inc Class A*                                            9,859
        884 KeySpan Corp                                                  34,874
        211 NICOR Inc                                                      7,794
      1,456 NiSource Inc                                                  33,168
        196 Peoples Energy Corp                                            8,614
      1,308 Public Service Enterprise Group Inc                           67,715
      1,298 Sempra Energy                                                 47,611
                                                                        $536,816
WHOLE LOAN --- 0.89%
      2,788 GSR Mortgage Loan Trust                                      290,061
                                                                        $290,061

TOTAL COMMON STOCK --- 97.61%                                        $31,908,273
(Cost $24,873,863)

SHORT-TERM INVESTMENTS

Par Value ($)                                                          Value ($)
--------------------------------------------------------------------------------

    722,000 Fannie Mae                                                   721,958
                  1.065%, January 3, 2005
     60,000 United States of America (1)                                  59,465
                  2.346%, May 19, 2005

TOTAL SHORT-TERM INVESTMENTS --- 2.39%                                  $781,423
(Cost $781,423)

TOTAL MAXIM VALUE INDEX PORTFOLIO --- 100%                           $32,689,696
(Cost $25,655,286)

Legend
* Non-income Producing Security
(1) Collateral for Futures
@ Security has no market value and is fair valued at December 31, 2004. CVO - Contingent Value Obligation represents the right to receive contingent payments REIT - Real Estate Investment Trust See Notes to Financial Statements.

Summary of Investments by Sector

Maxim Value Index Portfolio
December 31, 2004

                                                                    % of Portfolio
               Sector                         Value ($)               Investments
--------------------------------------   -------------------    ------------------------
--------------------------------------   -------------------    ------------------------
Communications                                    2,788,417                       8.53%

Consumer Products & Services                      4,476,412                      13.69%

Financial Services                               12,380,492                      37.87%

Health Care Related                               2,481,521                       7.59%

Industrial Products & Services                    1,290,362                       3.95%

Natural Resources                                 3,083,807                       9.44%

Short Term Investments                              781,423                       2.39%

Technology                                        2,715,456                       8.31%

Transportation                                      991,945                       3.03%

Utilities                                         1,699,861                       5.20%
                                         -------------------    ------------------------
                                         -------------------    ------------------------
                                               $ 32,689,696                     100.00%
                                         ===================    ========================
                                         ===================    ========================

 SHAREHOLDER EXPENSE EXAMPLE
 Maxim Value Index Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs ( in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2004 to December 31, 2004).

 Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6) , then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

 Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                       Beginning             Ending               Expenses Paid
                                     Account Value       Account Value            During Period*
                                      (7/1/2004)         (12/31/2004)           (7/1/04-12/31/04)

 Actual                                   $ 1,000.00          $ 1,104.68              $ 3.17

 Hypothetical
 (5% return before expenses)              $ 1,000.00          $ 1,022.12              $ 3.05

*Expenses are equal to the Portfolio's annualized expense ratio of 0.60%, multiplied by the average account value over the period, multiplied by 184/366 days to reflect the one-half year period.

FUND DIRECTORS AND OFFICERS
(UNAUDITED)

The Fund is organized under Maryland law, and is governed by the Board of Directors. The Board is responsible for overall management of the Fund's business affairs. The Directors meet at least four times during the year to, among other things, oversee the Fund's activities, review contractual arrangements with companies that provide services to the Fund, and review performance. The following table provides information about each of the Directors and officers of the Fund.

------------------------------------------------------------------------------------------------------------------------
                             INDEPENDENT* DIRECTORS
------------------------------------------------------------------------------------------------------------------------
------------------ -------------- ----------------- ------------------------------------ ----------- -------------------
  Name, address     Position(s)    Term of Office     Principal Occupation(s) during      Number of         Other
     and age         Held with    (Length of Time              Past 5 Years              Portfolios     Directorships
                       Fund           Served)                                              in Fund    Held by Director
                                                                                           Complex
                                                                                          Overseen
                                                                                         by Director
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
Rex Jennings (79)    Director     March 22, 1988    President Emeritus, Denver Metro         39       Trustee, Orchard
                                  to present        Chamber of Commerce                               Series Fund,
                                                                                                      Committee
                                                                                                      Member,
                                                                                                      Great-West
                                                                                                      Variable Annuity
                                                                                                      Account A
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
Richard P.           Director     April 30, 1987    Retired Educator                         39       Trustee, Orchard
Koeppe (72)                       to present                                                          Series Fund,
                                                                                                      Committee
                                                                                                      Member,
                                                                                                      Great-West
                                                                                                      Variable Annuity
                                                                                                      Account A
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
Sanford Zisman       Director     March 19, 1982    Attorney, Firm of Zisman, Ingraham       39       Trustee, Orchard
(64)                              to present        and Daniel, P.C.                                  Series Fund,
                                                                                                      Committee
                                                                                                      Member,
                                                                                                      Great-West
                                                                                                      Variable Annuity
                                                                                                      Account A
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------

------------------------------------------------------------------------------------------------------------------------
                       INTERESTED* DIRECTORS AND OFFICERS
------------------------------------------------------------------------------------------------------------------------
------------------ -------------- ------------------ ----------------------------------- ----------- -------------------
  Name, address     Position(s)    Term of Office      Principal Occupation(s) during     Number of         Other
     and age         Held with     (Length of Time              Past 5 Years             Portfolios     Directorships
                       Fund            Served)                                             in Fund    Held by Director
                                                                                           Complex
                                                                                          Overseen
                                                                                         by Director
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
*William T.        Director and   June 1, 2000 to    President and Chief Executive           39       Trustee, Orchard
McCallum (62)        President    present            Officer of Great-West Life &                     Series Fund,
                                                     Annuity Insurance Company;                       Committee
                                                     President and Chief Executive                    Member,
                                                     Officer, United States                           Great-West
                                                     Operations, The Great-West Life                  Variable Annuity
                                                     Assurance Company (1990 to                       Account A;
                                                     present); Co-President and Chief                 Director,
                                                     Executive Officer of Great-West                  Great-West
                                                     Lifeco Inc.; President and Chief                 Lifeco Inc.,
                                                     Executive Officer of GWL&A                       Great-West Life
                                                     Financial Inc.; President and                    & Annuity
                                                     Chief Executive Officer of First                 Insurance
                                                     Great-West Life & Annuity                        Company, First
                                                     Insurance Company                                Great-West Life
                                                                                                      & Annuity
                                                                                                      Insurance
                                                                                                      Company, and
                                                                                                      GWL&A Financial
                                                                                                      Inc.
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
*Mitchell T.G.       Director     June 1, 2000 to    Executive Vice President and            39       Trustee, Orchard
Graye (49)                        present            Chief Financial Officer of                       Series Fund,
                                                     Great-West Life & Annuity                        Committee
                                                     Insurance Company; Executive Vice                Member,
                                                     President and Chief Financial                    Great-West
                                                     Officer, United States                           Variable Annuity
                                                     Operations, The Great-West Life                  Account A,
                                                     Assurance Company; Executive Vice                Manager, GW
                                                     President and Chief Operating                    Capital
                                                     Officer, One Benefits, Inc.;                     Management, LLC
                                                     Executive Vice President and                     and Orchard
                                                     Chief Financial Officer of GWL&A                 Capital
                                                     Financial Inc.; President, GW                    Management, LLC,
                                                     Capital Management, LLC and                      Director,
                                                     Orchard Capital Management, LLC;                 Orchard Trust
                                                     Executive Vice President, Orchard                Company and
                                                     Trust Company                                    Financial
                                                                                                      Administrative
                                                                                                      Services
                                                                                                      Corporation
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
*Graham McDonald     Treasurer    November 29,       Senior Vice President, Corporate        39           Director,
(58)                              2001 to present    Finance and Investment                               Greenwood
                                                     Operations; Treasurer, GW Capital                Investments, LLC
                                                     Management, LLC, Orchard Capital
                                                     Management, LLC, Orchard Series
                                                     Fund and Great-West Variable
                                                     Annuity Account A; President,
                                                     Greenwood Investments, LLC
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
*Beverly A.          Secretary    April 10, 1997     Vice President and Counsel, U.S.        39             None
Byrne (49)                        to present         Operations, The Great-West Life
                                                     Assurance Company and Orchard
                                                     Trust Company; Vice President,
                                                     Counsel and Associate Secretary,
                                                     Great-West Life & Annuity
                                                     Insurance Company, GWL&A
                                                     Financial Inc., First Great-West
                                                     Life & Annuity Insurance Company;
                                                     Canada Life Insurance Company of
                                                     America, Vice President, Counsel
                                                     and Secretary, Financial
                                                     Administrative Services
                                                     Corporation and EMJAY
                                                     Corporation; Secretary, GW
                                                     Capital Management, LLC, One
                                                     Orchard Equities, Inc. Greenwood
                                                     Investments, LLC, GWFS Equities,
                                                     Inc.,  Canada Life of America
                                                     Financial Services, Inc.,
                                                     Great-West Retirement Services,
                                                     Inc., Advised Assets Group, LLC,
                                                     Great-West Variable Annuity
                                                     Account A, and Orchard Series Fund
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------

* Refers to a Director or officer who is an "interested person" of the Fund (as defined in the Investment Company Act of 1940, as amended) by virtue of their affiliation with either the Fund or MCM. A Director who is not an "interested person" of the Fund is referred to as an "Independent Director."


The Fund pays no salaries or compensation to any of its officers or Directors affiliated with the Fund or Maxim Capital Management, LLC, its investment adviser. The chart below sets forth the annual compensation paid to the Independent Directors and certain other information.

------------------------- ------------------- -------------------- --------------------- --------------------
  Name of Independent         Aggregate           Pension or         Estimated Annual    Total Compensation
        Director          Compensation from       Retirement          Benefits Upon      from Fund and Fund
                                 Fund          Benefits Accrued         Retirement         Complex Paid to
                                                as Part of Fund                              Directors**
                                                   Expenses
------------------------- ------------------- -------------------- --------------------- --------------------
------------------------- ------------------- -------------------- --------------------- --------------------
Rex Jennings                   $30,750                 0                    0                  $30,750
------------------------- ------------------- -------------------- --------------------- --------------------
------------------------- ------------------- -------------------- --------------------- --------------------
Richard P. Koeppe              $30,750                 0                    0                  $30,750
------------------------- ------------------- -------------------- --------------------- --------------------
------------------------- ------------------- -------------------- --------------------- --------------------
Sanford Zisman                 $30,750                 0                    0                  $30,750
------------------------- ------------------- -------------------- --------------------- --------------------

** As of December 31, 2004, there were 39 funds for which the Directors serve as Directors or Trustees, 34 of which were Portfolios of the Fund. The total compensation paid is comprised of the amount paid during the Fund's most recently completed fiscal year by the Fund and its affiliated investment companies.


Additional information about the Fund and its Directors is available in the Fund's Statement of Additional Information, which can be obtained free of charge upon request to: Mr. Aaron Knode, 8515 East Orchard Road, Greenwood Village, Colorado 80111; (800) 537-2033, ext. 75332.

Availability of Quarterly Portfolio Schedule.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-537-2033, ext. 74743, and on the Securities and Exchange Commission's website at http://www.sec.gov.

Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-537-2033, ext. 74743, and on the Securities and Exchange Commission's website at http://www.sec.gov.

ITEM 2. CODE OF ETHICS.

(a) As of the end of the period covered by this report, the registrant has adopted an Amended and Restated Code of Ethics (the "Code of Ethics") that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. A copy of the Code of Ethics is filed as an exhibit to this Form N-CSR.

(b) For purposes of this item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

     (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

     (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

     (3) Compliance with applicable governmental laws, rules, and regulations;

     (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

     (5) Accountability for adherence to the code.

(c) The registrant approved an Amended and Restated Code of Ethics for Securities Transactions of Access Persons on December 8, 2004, with an effective date of January 1, 2005. The amendments added a provision prohibiting Access Persons (which include the registrant's principal executive offer, principal financial officer, principal accounting officer or controller, or persons performing similar functions) from engaging in the purchase and sale, or sale and purchase, of the same or equivalent securities within ninety calendar days ("short term trades"). The amendment provides that all profits from short-term trades are subject to disgorgement. The amendments to the Code of Ethics also contain provisions mandating compliance by Access Persons with federal securities laws and requiring that Access Persons report any violations of the Code of Ethics promptly to the Chief Compliance Officer.

(d) During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Mr. Sanford Zisman is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $247,600 for fiscal year 2003 and $252,000 for fiscal year 2004.

(b) Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item were: $44,400 for fiscal year 2003 and $33,000 for fiscal year 2004. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits.

(c) Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $97,555 for fiscal year 2003 and $174,085 for fiscal year 2004. The nature of the services comprising the fees disclosed under this category involved tax return preparation, spillover dividend assistance, reconciliation of book capital accounts, and dividend assistance.

(d) All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)  (1) Audit Committee's Pre-Approval Policies and Procedures.

         Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to the Fund by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for the Fund if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for the Fund that is responsible for the financial reporting or operations of the Fund was employed by those auditors and participated in any capacity in an audit of the Fund during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.

         Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to the Fund by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that the Fund's auditors will not provide the following non-audit services to the Fund: (a) bookkeeping or other services related to the accounting records or financial statements of the Fund; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports;
         (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.2


--------
1 No pre-approval is required as to non-audit services provided to the Fund if:
(a) the aggregate amount of all non-audit services provided to the Fund constitute not more than 5% of the total amount of revenues paid by the Fund to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

2 With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.

         Pre-approval with respect to Non-Fund Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of the Fund (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by the Fund's auditors to (a) the Fund's investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.

         Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

(e)      (2) 100% of the services described pursuant to paragraphs (b) through
         (d) of this Item 4 of Form N-CSR were approved by the audit committee, and no such services were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)  Not Applicable.

(g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2003 equaled $1,035,850, and for fiscal year 2004 equaled $429,000.

(h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
     (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

---------
3 For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to the Fund, the Fund's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

4 No pre-approval is required by the Audit Committee as to non-audit services provided to any Fund sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with the Fund's primary investment adviser.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Mr. Sanford Zisman, Chairman; Mr. Richard P. Koeppe; and Mr. Rex Jennings comprise the separately designated standing audit committee pursuant to general instructions on Form N-CSR, Item 5.

ITEM 6.  [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.


ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.


ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.


Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.


There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors as described in general instructions on Form N-CSR, Item 10.



ITEM 11.  CONTROLS AND PROCEDURES.


(a) The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and Communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 12. EXHIBITS.


(a) (1) Code of Ethics required by Item 2 of Form N-CSR is filed herewith.

     (2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:      /s/ W. T. McCallum
         ------------------------
         W. T. McCallum President

Date:    February 28, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ W. T. McCallum
         ------------------------
         W. T. McCallum President

Date:    February 28, 2005


By:      /s/ G. R. McDonald
         ------------------------
         G. R. McDonald Treasurer

Date:    February 28, 2005